CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss)/income	¥ 643,009	$ 93,230	¥ 212,366	¥ (430,988)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	45,353	6,576	(13,958)	(45,945)
Total comprehensive (loss)/income	688,362	99,806	198,408	(476,933)
Less: comprehensive loss attributable to non-controlling interest	(950)	(138)	(6,690)	(446)
Comprehensive (loss)/income attributable to Sunlands Technology Group	¥ 689,312	$ 99,944	¥ 205,098	¥ (476,487)